Annual Operating Expenses {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 50%	Nov. 28, 2020
Fidelity Advisor Asset Manager 50%: Class A
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.95%	[1]
Fidelity Advisor Asset Manager 50%: Class M
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.19%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.19%	[1]
Fidelity Advisor Asset Manager 50%: Class C
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.70%	[1]
Fidelity Advisor Asset Manager 50%: Class I
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.67%	[1]
Fidelity Advisor Asset Manager 50%: Class Z
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.57%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.